Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 862.0	$ 11.4	₨ 598.2
Plan amendment (prior service cost)	76.9	1.0	0.0
Service cost	16.1	0.2	14.6
Interest cost	55.8	0.7	37.7	₨ 45.3
Actuarial (gains)/losses	34.4	0.5	327.9
Benefits paid	(204.3)	(2.7)	(116.4)
Projected benefit obligation, end of the period	840.9	11.1	862.0	598.2
Change in plan assets:
Fair value of plan assets, beginning of the period	3.3	0.0	95.2
Expected return on plan assets	0.4	0.0	3.2	11.0
Actuarial gains/(losses)	2.3	0.1	(1.7)
Actual return on plan assets	2.7	0.1	1.5
Employer contributions	207.0	2.7	23.0
Benefits paid	(204.3)	(2.7)	(116.4)
Fair value of plan assets, end of the period	8.7	$ 0.1	3.3	₨ 95.2
Funded Status	₨ (832.2)		₨ (858.7)		$ (11.0)